Unmanned Aerial Vehicle (UAV) Deployment Program Advance Payments	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Unmanned Aerial Vehicle (UAV) Deployment Program Advance Payment

7.Unmanned Aerial Vehicle (UAV) Deployment Program Advance Payment

During June 2026, the Company made an advance payment of $2.2 million under a Procurement and Deployment Service Agreement (“Procurement Agreement”) entered into in connection with the Ukraine UAV Deployment Program described in Note 10 below. Under the arrangement, an unaffiliated facilitator procures unmanned aerial vehicles and arranges for the integration of the Company’s proprietary software and the deployment of the vehicles for use by designated military units. The advance payment has been recorded as a UAV deployment program advance payment, consistent with the caption, presented separately on the unaudited Condensed Consolidated Balance Sheet and forms part of the combined arrangement described in Note 9. The advance is carried at the $1.8 million supported fair value of the vehicles to be procured, with the $0.4 million paid in excess of that fair value applied to reduce the contract liability, as described in Note 9. As of June 30, 2026, the balance related to this program was $1.8 million.